Subsequent Events (Details Narrative) - USD ($)													1 Months Ended	9 Months Ended		12 Months Ended
	Jul. 02, 2023	Jan. 03, 2023	Oct. 22, 2021	Oct. 15, 2021	Jul. 14, 2021	Jul. 02, 2021	Apr. 02, 2021	Apr. 01, 2021	Apr. 01, 2021	Mar. 21, 2021	Jan. 03, 2021	Jan. 03, 2021	Sep. 24, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 01, 2022	Jul. 01, 2022	Dec. 01, 2021	Nov. 16, 2021	Aug. 24, 2021	Jul. 01, 2021	Jun. 28, 2021
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock														$ 5,245,000	$ 1,960,000	$ 2,513,000	$ 2,575,000
[custom:CommonStockFairValue]												$ 1,700,000
Shares Issued, Price Per Share											$ 2.00	$ 2.00
Purchase Obligation											$ 1,200,000	$ 1,200,000		$ 625,000
[custom:PaymentsToDeposits]												625,000
Revenue, Remaining Performance Obligation, Amount											$ 625,000	$ 625,000
[custom:ExercisableWarrantPercentageAmount]				115.00%
[custom:CommonStockPercentageAmount]				80.00%					0.50%
Debt Instrument, Interest Rate, Effective Percentage				15.00%																		2.00%
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Available-for-sale Equity Securities, Gross Unrealized Loss				$ 10,000,000
[custom:PercentageOfProrataSecurities]				20.00%
Increase (Decrease) in Employee Related Liabilities										$ 240,000
[custom:AmendedAgreementDescription]										Executive’s monthly salary shall increase by not less than five percent (5%), on June 1, 2022, and by not less than five percent (5%) on Executive’s then monthly salary on June 1 of each year thereafter for the term of the Amended Agreement.
[custom:ExecutiveStockOptionShares]										1,000,000
[custom:OptionToPurchaseOfCommonStockShares]										4,000,000
[custom:ExercisePricePerShare]										$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number										83,333
Executive stock option shares of common stock										1,000,000
[custom:PurchaseOfCommonStockShares]										1,000,000
[custom:WorkingCapital-0]																						$ 2,000,000.0
Common Stock, Shares Authorized														100,000,000		50,000,000	50,000,000
[custom:StockOptionsGranted]												4,300,000
Proceeds from Leases Held-for-investment									$ 5,000,000
[custom:CommonStockPercentageOutstandingAmount]									1.00%
Stock Issued During Period, Value, Issued for Services														$ 1,683,000	115,000	$ 115,000
Proceeds from Convertible Debt														$ 700,000
Class of Warrant or Right, Outstanding														2,767,706
[custom:CommitmentsPurchasedAmount-0]														$ 530,000
Senior Notes [Member]
Subsequent Event [Line Items]
Proceeds from Convertible Debt														2,400,000
Notes Issued														$ 2,800,000
Employee Stock [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share																								$ 2.00
[custom:StockOptionsGranted]												25,000
IPO [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 6.00
Proceeds from Leases Held-for-investment									$ 5,000,000
Consultants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services													40,000
Other Expenses													$ 10,000
Sale of Stock, Price Per Share													$ 2.00
Sale of Stock, Number of Shares Issued in Transaction													40,000
Stock Issued During Period, Value, Issued for Services													$ 53,000
INTE Securities LLC [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																						4.00%
Kingdom Building Consulting Agreement [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							50,000
Director [Member]
Subsequent Event [Line Items]
[custom:PurchaseOfCommonStockShares]										1,000,000
Warrant [Member]
Subsequent Event [Line Items]
[custom:OptionToPurchaseOfCommonStockShares]										1,000,000
[custom:ExercisePricePerShare]										$ 0.001
Sale of Stock, Price Per Share														$ 2.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														2,532,279
Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Term										5 years
Maximum [Member]
Subsequent Event [Line Items]
Debt Instrument, Term										10 years
Senior Convertible Promissory Notes Payable [Member]
Subsequent Event [Line Items]
Notes Payable				$ 3,591,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock												$ 5,200,000
[custom:ProceedsFromIssuanceOfCommonStockShares]												2,597,500
[custom:AveragePriceOfCommonStockPricePerShare]												$ 2.00
Stock Issued During Period, Shares, Issued for Services			2,488								841,500
Shares Issued, Price Per Share			$ 6.00								$ 2.00	$ 2.00									$ 2.00
Common Stock, Shares Authorized											1,000,000	1,000,000									50,000,000
Excess Stock, Shares Authorized											7,000,000	7,000,000									100,000,000
Stock Issued During Period, Value, Issued for Services			$ 15,000
Shares Held in Employee Stock Option Plan, Allocated																					25,000
Shares Held in Employee Stock Option Plan, Committed-to-be-Released																					2,083
Subsequent Event [Member] | Consultants [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services	30,000	30,000			25,000								20,000
Other Expenses						$ 5,000							$ 5,000
Sale of Stock, Price Per Share					$ 2.00								$ 2.00
Sale of Stock, Number of Shares Issued in Transaction													20,000
Restricted Stock, Shares Issued Net of Shares for Tax Withholdings					12,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																		100,000	100,000	100,000			100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																		$ 4.00		$ 2.00			$ 2.00
Subsequent Event [Member] | Kingdom Building Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services								50,000
Other Commitment, to be Paid, Year One								$ 5,000	5,000
Other Commitment, to be Paid, Year Two								5,000	5,000
Other Commitment, to be Paid, Year Three								250,000	250,000
Other Commitment, to be Paid, Year Four								$ 10,000	$ 10,000